Inventories, Net (Tables)	12 Months Ended
Oct. 31, 2025
Inventories, Net [Abstract]
Schedule of Inventory

Inventory comprised of the following:

	October 31, 2025	October 31, 2024
Raw materials	13,254	22,606
Goods shipped to customer	—	1,914
Finished goods	74,491	46,966
Allowance for Inventory	(12,531)	—
Inventories, net	75,214	71,486